Property and Equipment and Capitalized Software Development Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 2,623	$ 1,891
Software Development
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 2,504	$ 2,026